Combined Statements of Net Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Combined Statements of Net Income
Rental revenue	$ 393,488	$ 340,199
Property operating costs	60,812	47,164
Net operating income	332,676	293,035
General and administrative expenses	38,400	32,203
Depreciation and amortization	1,320	1,151
Interest income	(3,109)	(2,372)
Interest expense and other financing costs	47,226	35,839
Foreign exchange gains, net	(5,110)	(3,671)
Fair value gains on investment properties, net	(1,298,865)	(273,437)
Fair value losses on financial instruments, net	1,214	3,402
Loss on sale of investment properties, net	761	901
Income before income taxes	1,550,839	499,019
Income tax expense	240,567	69,092
Net income	1,310,272	429,927
Net income attributable to:
Stapled unitholders	1,309,937	429,804
Non-controlling interests	335	123
Net income	$ 1,310,272	$ 429,927